Borrowings - Summary of borrowings (Paranthetical) (Detail)	Jul. 13, 2025	Jun. 13, 2025 CNY (¥)	Feb. 11, 2025 CNY (¥)	Sep. 09, 2024 CNY (¥)	Sep. 06, 2024 CNY (¥)	Aug. 29, 2024 CNY (¥)	Aug. 19, 2024 CNY (¥)	Jul. 17, 2024 CNY (¥)	Jul. 01, 2024 CNY (¥)	Sep. 05, 2023 CNY (¥)	Sep. 01, 2023 CNY (¥)	Aug. 14, 2023 CNY (¥)	Jul. 31, 2023 CNY (¥)	Sep. 08, 2022 CNY (¥)	Jun. 24, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings																$ 4,187,839	¥ 30,000,000	¥ 10,000,000
Credit Line III [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date					Sep. 04, 2025
Hangzhou United Bank [Member] | Credit Line III [Member]
Debt Instrument [Line Items]
Debt instrument, term			12 months	12 months	12 months
Long-term line of credit			¥ 3,000,000		¥ 20,000,000		¥ 3,000,000
Short-term borrowings				¥ 10,000,000	¥ 7,000,000
Debt instrument, maturity date			Aug. 21, 2025	Sep. 05, 2025	Sep. 05, 2026		Feb. 10, 2025
Line of credit facility, interest rate during period			3.65%	3.40%	3.40%
Zhejiang Hangzhou Rural Commercial Bank [Member] | Credit Line I [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													¥ 7,000,000
Debt instrument, term		12 months						12 months					12 months		5 years
Long-term line of credit								¥ 3,000,000	¥ 4,000,000				¥ 4,000,000
Short-term borrowings		¥ 7,000,000
Debt instrument, maturity date								Jun. 12, 2025	Jun. 12, 2025				Jul. 01, 2024		Jun. 23, 2027
Line of credit facility, interest rate during period	4.35%							4.35%					4.35%
Zhejiang Hangzhou Rural Commercial Bank [Member] | Credit Line II [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														¥ 5,200,000
Debt instrument, term						12 months				12 months				5 years
Long-term line of credit						¥ 3,000,000				¥ 3,000,000
Debt instrument, maturity date						Aug. 21, 2025				Aug. 29, 2024				Sep. 07, 2027
Line of credit facility, interest rate during period						4.35%				4.35%
Zhejiang Zhangzhou Rural Commercial Bank [Member] | Credit Line II [Member]
Debt Instrument [Line Items]
Debt instrument, term											3 years	3 years
Long-term line of credit											¥ 1,200,000	¥ 1,000,000
Line of credit facility, interest rate during period											4.35%	4.35%
Maximum debt instrument term												5 years
Building [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Mortage value of asset to obtain line of credit														¥ 34,791,400	¥ 34,791,400
Real Estate [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Mortage value of asset to obtain line of credit			¥ 50,000,000	¥ 50,000,000	¥ 50,000,000